Revisions	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Revisions [Line Items]
REVISIONS

NOTE B — REVISIONS

We record commission revenue for certain products in our professional sales service segment based on GEHC’s reporting and payment of such commissions to us. In late August 2023, GEHC informed the Company that its calculations for such products were partially inaccurate and had remitted excess commissions. The Company has taken immediate steps to implement additional internal control procedures whereby GEHC will provide additional information sufficient to assess the accuracy of such commission payments going forward. We assessed the materiality of this misstatement on prior periods’ financial statements in accordance with SEC Staff Accounting Bulletin (“SAB”) Topic 1.M, Materiality, codified in Accounting Standards Codification (“ASC”) Topic 250, Accounting Changes and Error Corrections, (“ASC 250”) and concluded that the misstatements were not material to the prior annual or interim periods.

Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), we have increased the accumulated deficit at January 1, 2022 by $229,000 to reflect $287,000 lower commission revenue and $58,000 lower commission expense, and corrected the accompanying Consolidated Balance Sheets as of December 31, 2022 and the Consolidated Statements of Operations and Comprehensive Income, Cash Flows, and Changes in Stockholders’ Equity for the year ended December 31, 2022, and the related notes to revise for those misstatements that impacted such periods.

The following are selected line items from the Company’s Consolidated Financial Statements illustrating the effect of these corrections:

	Consolidated Balance Sheet
	As of December 31, 2022
(in thousands)	As Reported	Adjustment	As Revised
Accounts and other receivables	$15,524	$(1,010)	$14,514
Accrued commissions	$3,720	$(202)	$3,518
Accumulated deficit	$(39,029)	$(808)	$(39,837)
	Consolidated Statement of Operations and Comprehensive Income
	Year ended December 31, 2022
(in thousands, except per share data)	As Reported	Adjustment	As Revised
Revenues
Professional sales services	$37,344	$(723)	$36,621

Cost of revenues
Cost of professional sales services	$7,056	$(144)	$6,912

Gross Profit – professional sales services segment	$30,288	$(579)	$29,709

Operating income	$7,033	$(579)	$6,454
Net income	$11,873	$(579)	$11,294
Comprehensive income	$11,530	$(579)	$10,951

Income per common share
– basic	$0.07	$(0.00)	$0.07
– diluted	$0.07	$(0.00)	$0.06
	Consolidated Statement of Changes in Stockholders’ Equity
	Accumulated Deficit			Total Stockholders’ Equity
(in thousands)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Balance at January 1, 2022	$(50,902)	$(229)	$(51,131)	$11,310	$(229)	$11,081

Net income	$11,873	$(579)	$11,294	$11,873	$(579)	$11,294

Balance at December 31, 2022	$(39,029)	$(808)	$(39,837)	$22,875	$(808)	$22,067
	Consolidated Statement of Cash Flows
	Year ended December 31, 2022
(in thousands)	As Reported	Adjustment	As Revised
Net income	$11,873	$(579)	$11,294
Accounts and other receivables	$(243)	$723	$480
Accrued commissions	$1,094	$(144)	$950